Taxation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Taxation [Line Items]
Interest and penalties tax
Unrecognized uncertain tax positions
Singapore [Member]
Taxation [Line Items]
Statutory income tax rate	17.00%	17.00%
DRC [Member]
Taxation [Line Items]
Statutory income tax rate	30.00%